Disclosure of changes in deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Stream accounting - Deferred revenue, beginning balance	$ 601,930	$ 616,246
Recognition of revenue		(88,744)
Amortization of deferred revenue
Liability drawdown	(96,038)
Variable consideration adjustment	2,656
Finance costs	64,921	66,414
Effects of changes in foreign exchange	(7,391)	8,014
Stream accounting - Deferred revenue, ending balance	$ 566,078	$ 601,930